Label	Element	Value
North Square Advisory Research Small Cap Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	North Square Advisory Research Small Cap Value Fund
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	North Square Advisory Research Small Cap Value Fund (the “Fund”) Class I: ADVGX Supplement dated May 11, 2022 to the Summary Prospectus and Prospectus, each dated February 28, 2022
Strategy [Heading]	rr_StrategyHeading	Effective immediately, the first paragraph under the section entitled “Principal Investment Strategies” in the Fund’s Summary Prospectus and Prospectus is amended and restated with the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-capitalization companies. The Fund considers small-capitalization companies to be companies with market capitalizations generally within the ranges of the Russell 2000 Value Total Return Index at the time of purchase. As of September 30, 2021, the market capitalization range of the Russell 2000 Value Total Return Index was between $93.2 million and $19.5 billion.The Fund’s investments in equity securities primarily include common stock, preferred securities and convertible securities. While the Fund invests primarily in equity securities of U.S. issuers, it may invest in securities of foreign issuers, including those in emerging markets. In keeping with the Fund’s investment objective, investments in such foreign issuers is not expected to exceed 20% of the Fund’s net assets. The Fund follows an investing style that favors value investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Also effective immediately, the section entitled “Performance” in the Fund’s Summary Prospectus and Prospectus is amended and restated with the following:Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class I shares from year to year and by showing how the average annual total returns of the Fund compare with the average annual total returns of a broad-based market index. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. Updated performance information is available at the Fund’s website, www.northsquareinvest.com, or by calling the Fund at 1-855-551-5521.

Effective January 11, 2022, the Fund made certain changes to its principal investment strategies, including the modification of the strategies to invest, under normal circumstances, primarily in equity securities of small capitalization companies. Prior to January 11, 2022, the Fund invested primarily in equity securities that had a record of paying dividends over at least a trailing one year period. Accordingly, the performance shown below for periods prior to January 11, 2022, is based on the Fund’s prior principal investment strategies and may not be representative of the Fund’s performance under its current principal investment strategies.

The Fund has adopted the historical performance of the Advisory Research All Cap Value Fund (the “Predecessor Fund”), a former series of Investment Managers Series Trust, as a result of a reorganization consummated after the close of business on February 21, 2020 (“Reorganization”), in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. The performance information presented below for periods prior to the Reorganization reflects the performance of the Predecessor Fund. At the time of the Reorganization, the Fund and the Predecessor Fund had substantially similar investment strategies. Prior to the Reorganization, the Fund was a “shell” fund with no assets and had not yet commenced operations.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class I shares from year to year and by showing how the average annual total returns of the Fund compare with the average annual total returns of a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-551-5521
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.northsquareinvest.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Prior performance is not indicative of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar-Year Total Return (before taxes) for Class I SharesFor each calendar year at NAV
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Calendar Quarter Return at NAV (non-annualized)	16.61%	Quarter ended 12/31/2020
Lowest Calendar Quarter Return at NAV (non-annualized)	-29.63%	Quarter ended 03/31/2020

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Calendar Quarter Return at NAV (non-annualized)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.61%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Calendar Quarter Return at NAV (non-annualized)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.63%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2021)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective January 11, 2022, the Russell 2000 Value Total Return Index has replaced the Russell 3000 Value Total Return Index as the Fund’s primary benchmark as the Russell 2000 Value Total Return Index is more closely aligned with the Fund’s principal investment strategies and portfolio holdings.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, Return After Taxes on Distributions and Sale of Fund Shares may be higher than the other return figures for the same period. This will occur when a capital loss is realized upon the sale of Fund shares or provides an assumed tax benefit that increases the return.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In certain cases, Return After Taxes on Distributions and Sale of Fund Shares may be higher than the other return figures for the same period. This will occur when a capital loss is realized upon the sale of Fund shares or provides an assumed tax benefit that increases the return. After–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Supplement Closing Text Block	ck0001750821_SupplementClosingTextBlock	Please contact the Fund at 1-855-551-5521 if you have any questions. Please retain this Supplement for future reference.
North Square Advisory Research Small Cap Value Fund | Russell 2000 Value Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Russell 2000 Value Total Return Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	28.27%
5 Years	rr_AverageAnnualReturnYear05	9.07%
10 Years	rr_AverageAnnualReturnYear10	12.03%
North Square Advisory Research Small Cap Value Fund | Russell 3000 Value Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Russell 3000 Value Total Return Index (reflects no deduction for fees, expenses or taxes)(1)	[1]
1 Year	rr_AverageAnnualReturnYear01	25.37%	[1]
5 Years	rr_AverageAnnualReturnYear05	11.00%	[1]
10 Years	rr_AverageAnnualReturnYear10	12.89%	[1]
North Square Advisory Research Small Cap Value Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ADVGX
Annual Return 2012	rr_AnnualReturn2012	10.37%
Annual Return 2013	rr_AnnualReturn2013	33.17%
Annual Return 2014	rr_AnnualReturn2014	6.70%
Annual Return 2015	rr_AnnualReturn2015	(4.91%)
Annual Return 2016	rr_AnnualReturn2016	14.89%
Annual Return 2017	rr_AnnualReturn2017	19.54%
Annual Return 2018	rr_AnnualReturn2018	(2.58%)
Annual Return 2019	rr_AnnualReturn2019	27.65%
Annual Return 2020	rr_AnnualReturn2020	(2.54%)
Annual Return 2021	rr_AnnualReturn2021	29.87%
Label	rr_AverageAnnualReturnLabel	Class I - Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	29.87%
5 Years	rr_AverageAnnualReturnYear05	13.47%
10 Years	rr_AverageAnnualReturnYear10	12.42%
North Square Advisory Research Small Cap Value Fund | Class I | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Class I - Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	27.63%
5 Years	rr_AverageAnnualReturnYear05	9.78%
10 Years	rr_AverageAnnualReturnYear10	9.50%
North Square Advisory Research Small Cap Value Fund | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Class I - Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	19.16%
5 Years	rr_AverageAnnualReturnYear05	9.87%
10 Years	rr_AverageAnnualReturnYear10	9.44%

[1]	Effective January 11, 2022, the Russell 2000 Value Total Return Index has replaced the Russell 3000 Value Total Return Index as the Fund’s primary benchmark as the Russell 2000 Value Total Return Index is more closely aligned with the Fund’s principal investment strategies and portfolio holdings.